Note 5 - Loan Payable	6 Months Ended
Jan. 31, 2016
Notes
Note 5 - Loan Payable

NOTE 5 – LOAN PAYABLE

On January 30, 2014, the Company entered into a short-term loan with a non-related party.  The Company was loaned $6,000 from an investment company, the repayment terms are 3% interest with a maturity date of January 31, 2015.  The Company has repaid $2,597 as of January 31, 2016. At January 31, 2016, accrued interest on these loans is $229 (July 31, 2015 - $206). At January 31, 2016, this loan is past due.